Income Taxes Income Taxes - MEC - Reconciliation of Effective Income Tax Rate (Details) - MidAmerican Energy Company [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	(71.00%)	(65.00%)	(79.00%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	(2.00%)	0.00%	(2.00%)
Effective Income Tax Rate Reconciliation Regulatory Differences	(12.00%)	(9.00%)	(4.00%)
Other, Net	1.00%	(2.00%)	(3.00%)
Effective Income Tax Rate	(49.00%)	(41.00%)	(53.00%)
Years Eligible For Renewable Energy Production Tax Credit	10 years